Borrowings and lease liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Borrowings and lease liabilities
Schedule of borrowings and lease liabilities

	30 June	31 December
	2025	2024
	US$’000	US$’000
Borrowings
Bank borrowings	773,920	655,795
Lease financing arrangement	188,992	129,110
Shareholder loan	—	79,501
Trust receipts	59,278	73,766
Interest payable	3,372	3,836
	1,025,562	942,008
Borrowings
Non-current	810,971	711,664
Current	214,591	230,344
	1,025,562	942,008
Lease liabilities
Non-current	40,951	60,588
Current	67,299	170,700
	108,250	231,288

Schedule of movements in borrowings and lease liabilities

		Lease
	Borrowings	liabilities	Total
	US$’000	US$’000	US$’000
At 1 January 2025	942,008	231,288	1,173,296
Drawdown of trust receipts	1,145,290	—	1,145,290
Additions	721,468	—	721,468
Interest expense	25,749	4,321	30,070
Lease modifications	—	(72,732)	(72,732)
Less: Interest paid	(25,397)	(4,321)	(29,718)
Less: Payment of financing fees	(2,790)	—	(2,790)
Less: Principal repayment	(620,988)	(50,306)	(671,294)
Less: Repayment of trust receipts	(1,159,778)	—	(1,159,778)
At 30 June 2025	1,025,562	108,250	1,133,812

		Lease
	Borrowings	liabilities	Total
	US$’000	US$’000	US$’000
At 1 January 2024	412,349	157,839	570,188
Drawdown of trust receipts	1,076,844	—	1,076,844
Additions	17,076	18,841	35,917
Interest expense	7,981	3,540	11,521
Lease modifications	—	16,396	16,396
Less: Interest paid	(8,408)	(3,540)	(11,948)
Less: Principal repayment	(98,338)	(48,293)	(146,631)
Less: Repayment of trust receipts	(1,102,162)	—	(1,102,162)
At 30 June 2024	305,342	144,783	450,125